STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - CAD	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015
EXPENSES
Bad debt expense			CAD 7,126		CAD 7,126	CAD 6,748
Consulting	CAD 235,171	CAD 33,963	430,342	CAD 69,233	102,420	77,476
Filing and regulatory	8,796	4,149	28,000	24,102	30,927	26,722
Foreign exchange	(1,233)	(9,606)	174	(753)	1,959	(90,810)
Gain on settlement of payables	0	(5,048)	(11,415)	(41,982)	(41,982)	(9,259)
General and administrative	56,121	3,451	116,127	16,245	20,839	41,049
Geological mineral exploration costs	171,146	0	171,146	0	0	4,801
Professional fees	167,807	27,245	261,559	45,157	107,197	73,036
Promotion and shareholder communication	311,880	5,654	579,553	8,124	20,201	2,970
Property investigation costs	0	0	55,253	0	10,408	0
Salaries	17,127	0	81,352	0	5,365	0
Share-based payments	439,809	369,006	1,010,064	369,006	369,006	0
Write off mineral property costs	563,031	0	563,031	0
Net loss and comprehensive loss	CAD (1,969,655)	CAD (428,814)	CAD (3,285,186)	CAD (489,132)	(633,466)	(132,733)
Cumulative impact of foreign exchange					0	117,502
Comprehensive loss for the year					CAD (633,466)	CAD (250,235)
Basic and diluted loss per common share	CAD (0.03)	CAD (0.01)	CAD (0.07)	CAD (0.02)	CAD (0.02)	CAD (0.01)
Weighted average number of common shares outstanding	57,384,021	31,347,011	43,888,371	31,551,086	31,556,200	15,506,582